SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20459

RULE 24f-2 NOTICE

FOR

          The Gabelli Money Market Funds
(Name of Registrant)


One Corporate Center, Rye, New York 10580
(Address of principal executive offices)

 BENEFICIAL INTEREST $.001 PAR VALUE PER SHARE
(Title of securities with respect to which Notice is filed)

Securities Act File No. 33-48220
Investment Company Act File No. 811-6687

The following information is required pursuant to Rule 24f-2(b)(1):

	(i)	Fiscal year for which Notice is filed:

		October 1, 1994 through September 30, 1995

	(ii)	Number or amount of securities of the same class or
series which had been registered under the Securities Act of 1933, as amended, other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year:

	None

	(iii)	Number or amount of securities, if any, registered during
such fiscal year other than pursuant to Rule 24f-2:

	7,663,108 shares

	(iv)	Number and amount of securities sold during such fiscal
year (excludes shares issued upon reinvestment of dividends):

	1,143,159,517 shares
	$1,143,159,517


	(v)	Number and amount of securities sold during such fiscal
year in reliance upon registration pursuant to Rule 24f-2 (excludes shares issued upon reinvestment of dividends) (1):

	1,135,496,409 shares
	$1,135,496,409



An opinion of counsel with respect to the legality of the above shares accompanies this Notice.


DATED:  November 15, 1995



THE GABELLI MONEY MARKET FUNDS


By:	/s/ Bruce N. Alpert
	Bruce N. Alpert
	Treasurer



	(1)	The actual aggregate sales price for which such
securities were sold pursuant to Rule 24f-2 was $1,135,496,409. During the fiscal year ended September 30, 1995, the actual aggregate redemption price of securities of the same series redeemed by the Registrant was $1,123,000,143. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $1,135,496,409 - $1,123,000,143 = $12,496,266 / 5000 =
$2,499.25.


The Gabelli Money Market Funds
November 15, 1995
Page 2